Tangible and intangible assets	12 Months Ended
Dec. 31, 2019
Tangible and intangible assets
Tangible and intangible assets

Note 7. Tangible and intangible assets

Skr mn	Dec 31, 2019	Dec 31, 2018	Dec 31, 2017
Net book value
Tangible assets	28	26	22
Right-of-use assets	50	—	—
Intangible assets(1)	56	43	66
Total net book value	134	69	88
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-57	-40	-45
(1)	Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years.